Note 6 - Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	September 30, 2021	December 31, 2020
Accrued salaries	$11,212	$279,696
Other accrued expenses	35,000	79,585
Total accrued expenses	$46,212	$359,281

	2020	2019
Accrued salaries and directors’ fees	$279,696	$1,732,702
Other accrued expenses	79,585	118,338
Total accrued expenses	$359,281	$1,851,040